Deposits (Tables)	12 Months Ended
Dec. 31, 2019
Deposits [Abstract]
Interest Expense on Deposits
Interest expense on deposits was as follows:

(dollars in thousands)	For the year ended December 31,
	2019	2018	2017

Interest bearing checking accounts	$288	442	478
Savings accounts	1,338	1,657	1,729
Time deposits and money market accounts	33,227	16,859	10,983
Total	$34,853	18,958	13,190

Maturity of Total Time Deposits
At December 31, 2019, the maturity of total time deposits is as follows:

(dollars in thousands)

Under 1 year	$1,268,816
1 to 2 years	114,098
2 to 3 years	8,706
3 to 4 years	3,619
4 to 5 years	2,741
Over 5 years	197
$1,398,177